STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Convertible Preferred Stock
Sale of Series F convertible preferred stock issuance costs	$ 32	$ 152